INVESTMENT IN EQUITY INSTRUMENTS (Details Narrative) - Waterproof [Member]	Oct. 18, 2021 USD ($)
IfrsStatementLineItems [Line Items]
Estimated common shares value	$ 4,105,243
Unrealized gain on equity instruments	$ 1,139,133